Leases - Navios Holdings Future Revenue for Chartered-Out Vessels, Barges, Pushboats and for Logistics Business (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Dry bulk vessels
Property Subject To Or Available For Operating Lease [Line Items]
2020	$ 22,266
2021	4,607
2022	3,445
2023	0
2024	0
2025 and thereafter	0
Total minimum revenue, net of commissions	30,318
Logistics business
Property Subject To Or Available For Operating Lease [Line Items]
2020	129,437
2021	97,544
2022	75,425
2023	69,250
2024	60,200
2025 and thereafter	642,479
Total minimum revenue, net of commissions	$ 1,074,335